Employee Benefits Obligations (Details) - Schedule of Actuarial Assumptions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Actuarial Assumptions [Abstract]
Discount rate	7.20%	7.50%
Attrition rate	5.00%	5.00%
Future salary growth rate	10.00%	10.00%